Incentive and Share-Based Compensation, Long-Term Incentive Plan (Details) (Long-Term Incentive Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share based compensation arrangement by share based plan name [Line Items]
Number of shares authorized for grant (in shares)		22,000,000
Number of shares available for grant (in shares)			9,601,927
Compensation expense	$ 24	$ 22	$ 39	$ 30
Tax benefit of related compensation expense	$ 8	$ 8	$ 14	$ 10